Basis of presentation and statement of compliance (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.0933	1.2053	1.1827
Closing rate (€1 equals to USD)	1.0387	1.1824	1.1326